SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment charges associated with its long-lived assets and acquired intangibles (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Long-lived assets impairment	¥ 506,686	$ 71,365	¥ 0	¥ 109,267
Impairment of equipment	480,099			106,311
Impairment of intangible assets	15,113
Impairment of right-of-use assets	¥ 11,474
Impairment of other non-current assets				2,956
Other Asset Impairment Charges				¥ 2,956